Expenses - Operating expenses by nature (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
EXPENSES [Abstract]
Raw materials and consumables	$ 170.3	$ 182.3
Salaries and employee benefits	176.1	144.4
Contractors	90.0	105.4
Repairs and maintenance	69.0	67.0
General and administrative	29.1	25.8
Leases	9.4	4.5
Royalties	9.3	8.4
Drilling and analytical	3.5	6.8
Ore purchase costs	1.8	6.8
Other	9.5	11.3
Total production expenses	568.0	562.7
Less: Production expenses capitalized	(121.6)	(112.1)
Less: Change in inventories	(10.1)	(0.2)
Total operating expenses	$ 436.3	$ 450.4